Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Total IGT PLC Equity	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Non- Controlling Interests
Balance, beginning of period at Dec. 31, 2016	$ 3,425,665	$ 3,068,699	$ 20,228	$ 2,849,761	$ 38,067	$ 160,643	$ 356,966
Shares of common stock outstanding
Net (loss) income	(1,013,176)	(1,068,576)			(1,068,576)		55,400
Other comprehensive (loss) income, net of tax	179,063	179,526				179,526	(463)
Total comprehensive income (loss)	(834,113)	(889,050)			(1,068,576)	179,526	54,937
Capital increase	41,799						41,799
Stock-based payment expense	4,704	4,704		4,704
Shares issued upon exercise of stock options	(3,545)	(3,545)	21	(3,566)
Shares issued under stock award plans	(11,419)	(11,419)	95	(11,514)
Return of capital	(51,211)						(51,211)
Dividends paid	(212,305)	(162,528)		(162,528)			(49,777)
Other	(4,644)	(1,866)		(3)	(1,863)		(2,778)
Balance, end of period at Dec. 31, 2017	2,354,931	2,004,995	20,344	2,676,854	(1,032,372)	340,169	349,936
Shares of common stock outstanding
Net (loss) income	94,321	(21,350)			(21,350)		115,671
Other comprehensive (loss) income, net of tax	(97,323)	(78,632)				(78,632)	(18,691)
Total comprehensive income (loss)	(3,002)	(99,982)			(21,350)	(78,632)	96,980
Reclassification of redeemable non-controlling interests	377,243						377,243
Capital increase	319,254						319,254
Stock-based payment expense	33,086	33,086		33,086
Shares issued upon exercise of stock options	(1,551)	(1,551)	15	(1,566)
Shares issued under stock award plans	(11,091)	(11,091)	62	(11,153)
Return of capital	(85,046)						(85,046)
Dividends paid	(277,573)	(163,236)		(163,236)			(114,337)
Other	151	151		149	2
Balance, end of period at Dec. 31, 2018	2,751,929	1,807,899	20,421	2,534,134	(1,008,193)	261,537	944,030
Shares of common stock outstanding
Net (loss) income	111,658	(19,025)			(19,025)		130,683
Other comprehensive (loss) income, net of tax	(14,918)	988				988	(15,906)
Total comprehensive income (loss)	96,740	(18,037)			(19,025)	988	114,777
Capital increase	1,499						1,499
Stock-based payment expense	26,514	26,514		26,514
Shares issued under stock award plans	(1,591)	(1,591)	22	(1,613)
Return of capital	(98,872)						(98,872)
Dividends paid	(300,339)	(163,503)		(163,503)			(136,836)
Other	9,098	6,980		0	6,980		2,118
Balance, end of period at Dec. 31, 2019	$ 2,484,978	$ 1,658,262	$ 20,443	$ 2,395,532	$ (1,020,238)	$ 262,525	$ 826,716